Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating revenues
Total operating revenues	$ 433,755	$ 253,654
Other operating income (expenses), net	3,559	2,362
Operating expenses
Voyage expenses and commissions	102,188	107,705
Ship operating expenses	98,900	100,159
Charter hire expenses	47,072	29,239
Administrative expenses	8,720	6,594
Impairment loss on vessels	4,187	0
Impairment loss on right of use assets	0	94,233
Depreciation	57,046	56,081
Total operating expenses	318,113	394,011
Net operating income (loss)	119,201	(137,995)
Other income (expenses)
Interest income	254	786
Interest expense	(18,554)	(27,913)
Equity results of associated companies	3,533	(2,564)
Gain (loss) on derivatives	23,655	(23,397)
Other financial items	35	(10,938)
Net other income (expenses)	8,923	(64,026)
Net income (loss) before tax	128,124	(202,021)
Income tax expense	50	80
Net income (loss)	$ 128,074	$ (202,101)
Per share information:
Basic earnings (loss) per share (in dollars per share)	$ 0.70	$ (1.41)
Diluted earnings (loss) per share (in dollars per share)	$ 0.69	$ (1.41)
Time charter revenues
Operating revenues
Total operating revenues	$ 205,518	$ 86,250
Voyage charter revenues
Operating revenues
Total operating revenues	227,223	166,382
Other revenues
Operating revenues
Total operating revenues	$ 1,014	$ 1,022